Class F Prospectus | SIMT Multi-Strategy Alternative Fund
SIMT Multi-Strategy Alternative Fund

SEI INSTITUTIONAL MANAGED TRUST

Core Fixed Income Fund
Multi-Strategy Alternative Fund
Long/Short Alternative Fund
(the "Funds")

Supplement Dated September 26, 2018
to the Class F Prospectus dated January 31, 2018, as amended on April 19, 2018, May 1, 2018,
May 3, 2018, July 9, 2018 and August 3, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Changes to the Fees and Expenses of the Multi-Strategy Alternative Fund

In the Fund Summary for the Multi-Strategy Alternative Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class F Prospectus SIMT Multi-Strategy Alternative Fund Class F
Management Fees	1.50%
Distribution (12b-1) Fees	none
Dividends on Shorts	0.35%
Remainder of Other Expenses	0.59%
Total Other Expenses	0.94%	[1]
Acquired Fund Fees and Expenses (AFFE)	0.53%
Total Annual Fund Operating Expenses	2.97%	[2]
[1]	Other Expenses have been restated to reflect estimated fees and expenses for the remainder of the current fiscal year and the upcoming fiscal year.
[2]	The Fund is anticipated to incur AFFE during the current fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class F Prospectus | SIMT Multi-Strategy Alternative Fund | Class F | USD ($)	300	918	1,562	3,290

There are no other changes to the Fees and Expenses of the Multi-Strategy Alternative Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE